Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Property, and Equipment, Net

Property and equipment, net, consists of the following:

	March 31, 2021	December 31, 2020
	(in thousands)
Computer equipment	$4,229	$4,030
Leasehold improvements	2,603	2,633
Furniture and fixtures	879	887
Building	763	766
Office equipment	384	384
Software	244	245

	9,102	8,945
Less accumulated depreciation and amortization	(6,451)	(6,282)

	$2,651	$2,663

Property and equipment, net, consists of the following:

	December 31, 2020	December 31, 2019
	(in thousands)
Computer equipment	$4,030	$8,376
Leasehold improvements	2,633	3,155
Furniture and fixtures	887	1,574
Building	766	718
Office equipment	384	632
Software	245	491

	8,945	14,946
Less accumulated depreciation and amortization	(6,282)	(12,293)

	$2,663	$2,653

Geographical Area [Member]
Schedule of Property, and Equipment, Net

The following table sets forth property and equipment, net held within the United States, China and foreign countries:

	March 31, 2021	December 31, 2020
	(in thousands)
Property and equipment, net:
United States	$941	$976
China	1,184	1,219
Other	526	468

Total property and equipment, net	$2,651	$2,663

The following table sets forth property and equipment, net held within the United States, China and foreign countries:

	As of December 31,
	2020	2019
	(in thousands)
Property and equipment, net:
United States	$976	$1,157
China	1,219	927
Other	468	569

Total property and equipment, net . . . . . .	$2,663	$2,653